Transferred financial assets that are not derecognized in their entirety (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	$ 41,473	$ 32,121
Carrying amount of associated liabilities recognized on balance sheet	16,858	4,674
Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	41,285	32,121
Carrying amount of associated liabilities recognized on balance sheet	16,671	4,674
relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	16,945	4,726
Carrying amount of associated liabilities recognized on balance sheet	16,671	4,674
relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	24,082	26,234
Carrying amount of associated liabilities recognized on balance sheet	0	0
relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	258	1,161
Carrying amount of associated liabilities recognized on balance sheet	0	0
Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	188	0
Carrying amount of associated liabilities recognized on balance sheet	187	0
UBS AG
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	41,473	32,121
Carrying amount of associated liabilities recognized on balance sheet	16,858	4,674
UBS AG | Financial assets at fair value held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	41,285	32,121
Carrying amount of associated liabilities recognized on balance sheet	16,671	4,674
UBS AG | relating to securities lending and repurchase agreements in exchange for cash received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	16,945	4,726
Carrying amount of associated liabilities recognized on balance sheet	16,671	4,674
UBS AG | relating to securities lending agreements in exchange for securities received
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	24,082	26,234
Carrying amount of associated liabilities recognized on balance sheet	0	0
UBS AG | relating to other financial asset transfers
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	258	1,161
Carrying amount of associated liabilities recognized on balance sheet	0	0
UBS AG | Financial assets at fair value not held for trading that may be sold or repledged by counterparties
Disclosure Of Financial Assets Transferred During Period Which Do Not Qualify For Derecognition [Line Items]
Carrying amount of transferred assets	188	0
Carrying amount of associated liabilities recognized on balance sheet	$ 187	$ 0